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E-Mail: hrs@quarles.com

Quarles & Brady llp
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4497

June 10, 2005

SUBMITTED VIA EDGAR
AS CORRESPONDENCE

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Wauwatosa Holdings, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

     This letter accompanies the filing of a Registration Statement on Form S-1 of Wauwatosa Holdings, Inc. Wauwatosa Holdings is a corporation being formed in the reorganization of Wauwatosa Savings Bank, currently a Wisconsin state-chartered mutual savings bank, into a two-tier mutual holding company format. Wauwatosa Holdings will be a mid-tier holding company to be formed pursuant to banking regulations. Under those regulations, Wauwatosa Holdings is not legally formed until completion of the regulatory reorganization process. Therefore, the registration statement is being filed on behalf of Wauwatosa Holdings by Wauwatosa Savings Bank, the entity which is effecting the reorganization, and is signed by the Wauwatosa Savings Bank directors and officers whom Wauwatosa Savings Bank has designated to become Wauwatosa Holdings directors and officers.

U.S. Securities and Exchange Commission
June 10, 2005

     Wauwatosa Holdings has previously filed a permanent hardship request relating to one of the exhibits being filed, the appraisal report which is Exhibit 99.3. A full copy of that exhibit has been filed in paper format, under cover of Form SE. The portions of that exhibit which can feasibly be EDGAR converted, and all other exhibits, are being filed via EDGAR with the registration statement.

     Please feel free to contact the undersigned at 414.277.5143 if you have any questions or require any additional information, and when a determination is made as to whether to review this filing. In addition, if I am not available, you may also speak with James D. Friedman at 414.277.5735 or Ryan L. Van Den Elzen at 414.277.5455, all of this office.

     Thank you for your consideration in this matter.

Very truly yours,

QUARLES & BRADY llp

/s/ Hoyt R. Stastney

Hoyt R. Stastney

HRS:jj
cc: Ryan Van Den Elzen, Esq.